Prepaid Charter Revenue	6 Months Ended
Jun. 30, 2016
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue

5. Prepaid Charter Revenue

The amounts presented as Prepaid charter revenue in the accompanying consolidated balance sheets represent the unamortized balance of an asset associated with vessels acquired with time charters attached at values above their charter-free fair market values at the time of acquisition, which is amortized to revenue over the period of the respective time charter agreements. As of June 30, 2016, the unamortized balance of the account relates to the vessels “YM New Jersey” and “YM Los Angeles”, with their charter expiration falling the earliest in September and October 2016, respectively. Accordingly, the balance of the account as of June 30, 2016, is expected to be fully amortized within the next twelve months.

The movement of the prepaid charter revenue from vessel acquisitions with time-charter attached for the period ended June 30, 2016 was as follows:

	Gross Amount	Accumulated Amortization		Net Amount

Balance, December 31, 2015	$27,000	$(23,202)	$	$ 3,798
- Amortization for the period	-	(2,709)		(2,709)
- Write-off of fully amortized assets	(8,500)	8,500		-
Balance, June 30, 2016	$18,500	$(17,411)	$	$ 1,089

The amortization to revenues for the six months ended June 30, 2016 and 2015 is separately reflected in Prepaid charter revenue amortization in the accompanying unaudited interim consolidated statements of operations.